Convertible Promissory Note (Details)			1 Months Ended	6 Months Ended	12 Months Ended
	May 11, 2020 USD ($)	Apr. 05, 2019 USD ($)	May 04, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 05, 2020 USD ($)
Forbearance fee	$ 207,145
Secured convertible promissory note, description	The amendment, (i) the Company issued to Leonite another five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis and (ii) upon closing of the Asien's Acquisition, 1847 Asien issued to Leonite shares of common stock equal to a 5% interest in 1847 Asien. The amendment represented a prepayments of principal and accrued interest resulting in a loss on extinguishment of debt of $773,856.
Note bears interest at rate, description				(2) the number of common shares issuable upon the conversion of the portion of the note with respect to which the determination of this proviso is being made, would result in beneficial ownership by Leonite and its affiliates of more than 4.99% of the outstanding common shares of the Company. Such limitations on conversion may be waived (up to a maximum of 9.99%) by Leonite upon, at its election, not less than 61 days' prior notice to the Company, and the provisions of the conversion limitation shall continue to apply until such 61st day (or such later date, as determined by Leonite, as may be specified in such notice of waiver).	(2) the number of common shares issuable upon the conversion of the portion of the note with respect to which the determination of this proviso is being made, would result in beneficial ownership by Leonite and its affiliates of more than 4.99% of the outstanding common shares of the Company. Such limitations on conversion may be waived (up to a maximum of 9.99%) by Leonite upon, at its election, not less than 61 days’ prior notice to the Company, and the provisions of the conversion limitation shall continue to apply until such 61st day (or such later date, as determined by Leonite, as may be specified in such notice of waiver).
Debt conversion, description				(i) the principal amount of the note to be converted plus (ii) at Leonite's option, accrued and unpaid interest, plus (iii) at Leonite's option, Default Interest, if any, plus (iv) Leonite's expenses relating to a conversion, plus (v) at Leonite's option, any amounts owed to Leonite. The conversion price shall be $1.00 per share (subject to adjustment as further described in the note for common share distributions and splits, certain fundamental transactions, and anti-dilution adjustments), provided that at any time after any event of default under the note, the conversion price shall immediately be equal to the lesser of (i) such conversion price less 40%; and (ii) the lowest weighted average price of the common shares during the 21 consecutive trading day period immediately preceding the trading day that 1847 receives a notice of conversion or (iii) the discount to market based on subsequent financings with other investors.	(i) the principal amount of the note to be converted plus (ii) at Leonite’s option, accrued and unpaid interest, plus (iii) at Leonite’s option, Default Interest, if any, plus (iv) Leonite’s expenses relating to a conversion, plus (v) at Leonite’s option, any amounts owed to Leonite. The conversion price shall be $1.00 per share (subject to adjustment as further described in the note for common share distributions and splits, certain fundamental transactions, and anti-dilution adjustments), provided that at any time after any event of default under the note, the conversion price shall immediately be equal to the lesser of (i) such conversion price less 40%; and (ii) the lowest weighted average price of the common shares during the 21 consecutive trading day period immediately preceding the trading day that 1847 receives a notice of conversion or (iii) the discount to market based on subsequent financings with other investors.
Outstanding balance						$ 100,000
Shares of common stock | shares			100,000
Unpaid interest percentage				1.15
Loss on conversion of debt			$ 175,000
Goedeker [Member]
Aggregate principal amount		$ 714,286
Additional purchase of note, description		(i) the Company issued to Leonite 50,000 common shares, (ii) the Company issued to Leonite a five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis, and (iii) 1847 Goedeker issued to Leonite shares of common stock equal to a 7.5% non-dilutable interest in 1847 Goedeker.
Remaining net balance				$ 821,437	$ 584,943
Comprised of principal value		$ 714,286
Unamortized original issuance discount interest					$ 14,451
Fiinancing costs		38,125
Warrant feature		76,767
Original issue discount		$ 64,286
Purchase price description				The note carries an original issue discount of $64,286 to cover Leonite's legal fees, accounting fees, due diligence fees and/or other transactional costs incurred in connection with the purchase of the note. Furthermore, the Company issued 50,000 shares of common stock valued at $137,500 and a debt-discount related to the warrants valued at $292,673. The Company amortized $129,343 of financing costs related to the shares and warrants in the six months ended June 30, 2020.	Therefore, the purchase price of the note was $650,000. Furthermore, the Company issued 50,000 shares of common stock valued at $137,500 and a debt-discount related to the warrants valued at $292,673. The company amortized $319,031 of financing costs related to the shares and warrants in the year ended December 31, 2019.
Note bears interest at rate, description		(i) 12% per annum and (ii) the prime rate as set forth in the Wall Street Journal on April 5, 2019 plus 6.5% guaranteed over the holding period on the unconverted principal amount, on the terms set forth in the note (the “Stated Rate”). Any amount of principal or interest on the note which is not paid by the maturity date shall bear interest at the rate at the lesser of 24% per annum or the maximum legal amount permitted by law (the “Default Interest”).
Burnley [Member]
Unamortized original issuance discount interest				$ 68,834	$ 88,500